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                                           MARCH 23, 2001 SUPPLEMENT TO THE
                                           VINTAGE ANNUITY PROSPECTUS
                                           DATED MAY 1, 2000

THE FOLLOWING INFORMATION REPLACES "TRAVELERS SERIES FUND INC." AND THE LIST OF FUNDS BELOW IT ON THE COVER OF THE PROSPECTUS:

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio
  Alliance Growth Portfolio
  INVESCO Strategic Income Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
  Smith Barney High Income Portfolio
  Smith Barney International All Cap Growth Portfolio*
  Smith Barney Large Cap Value Portfolio
  Smith Barney Large Capitalization Growth Portfolio
  Smith Barney Money Market Portfolio
  Smith Barney Pacific Basin Portfolio*
  Travelers Managed Income Portfolio
  Van Kampen Enterprise Portfolio

*On February 14, 2001, the Board of Directors of Travelers Series Fund Inc. approved a merger and reorganization plan. If contract owners approve the merger, effective April 20, 2001, the assets and stated liabilities of Smith Barney Pacific Basin Portfolio, a series of Travelers Series Fund Inc, will merge into Smith Barney International All Cap Growth Portfolio (formerly Smith Barney International Equity Portfolio), also a series of Travelers Series Fund Inc. Therefore, as of April 20, 2001, Smith Barney Pacific Basin Portfolio is no longer available as a funding option.


THE FOLLOWING INFORMATION SUPPLEMENTS "TRAVELERS SERIES FUND INC." AND THE INFORMATION THAT FOLLOWS IT IN THE "FUNDING OPTION EXPENSES" TABLE, THE "EXAMPLE STANDARD DEATH BENEFIT" TABLE, THE "ENHANCED DEATH BENEFIT" TABLE, AND THE "FUNDING OPTIONS" SECTION:

       Effective April 20, 2001, the assets and stated liabilities of Smith Barney Pacific Basin Portfolio, a series of Travelers Series Fund Inc, will merge into Smith Barney International All Cap Growth Portfolio, also a series of Travelers Series Fund Inc. Accordingly, all references to Smith Barney Pacific Basin Portfolio are deleted as of that date. All expenses reflected in the above mentioned tables are based upon the fees and assets of Smith Barney International All Cap Growth Portfolio as of 12/31/99 and not the assets of the combined funds.



L-12942                                                           March 23, 2001